Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net cash used in operating activities	$ (601)	$ (2,933)
Cash flows from investing activities
Net cash provided by investing activities	814
Cash flows from financing activities
Proceeds from issuance of ordinary shares and warrants to purchase ordinary shares		1,864
Proceeds from short-term borrowings	1,200	2,439
Repayments of short-term borrowings	(2,439)
Proceeds from third- parties’ loans		3,450
Proceeds from borrowing from related parties	200
Repayments of borrowing from related parties	(200)
Net cash (used in)/provided by financing activities	(1,239)	7,753
Effects of exchange rate changes on cash, cash equivalents and restricted cash		(13)
Net change in cash, cash equivalents and restricted cash	(1,026)	4,807
Cash, cash equivalents and restricted cash at beginning of periods	10,055	7,596
Cash, cash equivalents and restricted cash at end of periods	9,029	12,403
Supplemental disclosure of cash flow information
Income tax paid		(27)
Interest paid	(75)	(74)
Supplemental disclosure of non-cash investing and financing activities:
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities		$ 129